New Standars Recently Issued	12 Months Ended
Dec. 31, 2018
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New Standars Recently Issued

NOTE 31. NEW STANDARS RECENTLY ISSUED

The IASB issued amendments and new IFRS that are not effective as of the issuance date of these consolidated financial statements but could have an impact on PEMEX’s future financial information.

The new standards will be effective for periods beginning in 2019.

a)	IFRS 16, “Leases” (“IFRS 16”)

In January 2016, the IASB published a new accounting standard IFRS 16 “Leases” (“IFRS 16), which replaces IAS 17, “Leases and Guide interpretations.”

PEMEX is required to adopt IFRS 16 beginning January 1, 2019. PEMEX has assessed the estimated impact that initial application of IFRS 16 will have on its consolidated financial statements, as described below. The expected impact of adopting the standard on January 1, 2019 may change due to the fact that:

•	PEMEX is still determining the effects of the adoption, as well as the design and evaluation of controls; and

•	The new accounting policies are subject to change until PEMEX presents its first financial statements that include the date of initial application.

PEMEX considers the significant impacts due to adoption are the following:

•	The recognition of new right-of-use assets and lease liabilities on the balance sheet for its operating leases;

•	Providing significant new disclosures about its leasing activities.

IFRS 16 introduces a single, on-balance sheet lease accounting model for lessees. A lessee recognizes a right-of-use asset representing its right to use the underlying asset and a lease liability representing its obligation to make lease payments. There are recognition exemptions for short-term leases and leases of low-value assets. Lessor accounting remains similar to the current standard – i.e. lessors continue to classify leases as finance or operating leases.

IFRS 16 replaces existing leases guidance, including IAS 17 Leases (IAS 17), IFRIC 4 Determining whether an Arrangement contains a Lease (IFRIC 4), SIC-15 Operating Leases – Incentives (SIC-15) and SIC-27 Evaluating the Substance of Transactions Involving the Legal Form of a Lease (SIC 27).

i. Leases in which PEMEX is a lessee

PEMEX will recognize new assets and liabilities for its operating leases mainly of transportation and railway equipment, docks, hydrogen supply plants, electric power and steam gas storage. The nature of expenses related to those leases will change because PEMEX will recognize a depreciation charge for right-of-use assets and interest expense on lease liabilities.

Previously, PEMEX recognized operating lease expense on a straight-line basis over the term of the lease, and recognized assets and liabilities only to the extent that there was a timing difference between actual lease payments and the expense recognized.

Based on the information currently available, PEMEX estimates that it will recognize additional lease liabilities as of January 1, 2019 corresponding to the right-of-use of assets based on the present value of the remaining minimum rental payments under the current leasing standards for existing operating leases. PEMEX does not expect the adoption of IFRS 16 will impact its ability to comply with rights contained in loans because there are no covenants derived from these type of operations.

ii. Transition

PEMEX will apply IFRS 16 initially on January 1, 2019, using the modified retrospective approach. Therefore, the cumulative effect of adopting IFRS 16 will be recognized as an adjustment to the opening balance of retained earnings at January 1, 2019, with no restatement of comparative information.

PEMEX will apply the option of recognizing the right-of-use asset of each lease to an amount equal to its liability, without considering other elements within the asset measurement by right-of-use, such as direct initial costs and payments made before or after at the beginning of the lease.

PEMEX will apply the practical expedient to adopt the definition of lease at the time of transition. This means that it will apply IFRS 16 to all contracts entered into before January 1, 2019 and identified as leases in accordance with IAS 17 and IFRIC 4.

PEMEX will apply the short-term lease recognition exemption for all leases with a remaining lease term at the date of initial application of 12 months or less. PEMEX also currently expects to elect the practical expedient to not separate lease and non-lease components for leases where the non-lease component is not significant.

b)	IFRIC 23 – Uncertainty over Income Tax Treatments

In June 2017, the IASB published a new accounting interpretation to be applied to the determination of taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates, when there is uncertainty over income tax treatments under IAS 12.

In order to make these tax assessments, an entity must consider whether it is probable that the relevant taxing authority will accept each tax treatment, or group of tax treatments, that the entity has used or plans to use in its next income tax filing:

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If the entity concludes that it is probable that a particular tax treatment will be accepted by the relevant taxing authority, that entity must determine taxable profit (tax loss), tax bases, unused tax losses, unused tax credits or tax rates consistently with the tax treatment included in its income tax filings.

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If the entity concludes that it is not probable that a particular tax treatment is accepted by the relevant taxing authority, the entity must use the most likely amount or the expected value of the tax treatment when determining taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates. That calculation should be based on which method provides better predictions of the resolution of the uncertainty.

IFRIC 23 is effective for annual reporting periods beginning on or after January 1, 2019. Earlier application is permitted.

PEMEX does not anticipate being impacted by IFRIC 23 because all tax positions are discussed and agreed with SHCP prior to releasing quarterly or annual financial statements.

c)	Annual improvements – 2015-2017 Cycle

In December 2017, the IASB published “the Annual Improvements to the IFRS of the 2015-2017 Cycle” through which it clarifies the following IFRS:

•	IFRS 3 Business Combinations and IFRS 11 Joint ventures

IFRS 3 Business Combinations clarifies how an entity should recognize an increase of its interest in a joint operation:

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When a party to a joint arrangement obtains control of a business that was a part of that joint arrangement, and where that party had assumed a portion of the rights to the assets and obligations to the liabilities of that business prior to the acquisition date, the acquisition will be considered a business combination that is achieved in stages. The acquiring entity must therefore apply the requirements for a business combination achieved in stages, including by measuring its previously held interest in the joint arrangement.

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When a party participates in, but does not share in the control of a joint operation, and subsequently takes joint control of that joint operation, this will constitute the acquisition of a business and previously held interest in the joint operation are not measured.

•	IAS 12 Income Tax

All income tax consequence of dividends (including payments on financial instruments classified as equity) are recognized consistently with the transactions that generated the distributable profits (i.e., in profit or loss, OCI or equity basis).

•	IAS 23 Borrowing Costs

With respect to the treatment of costs for loans subject to capitalization:

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To the extent that an entity borrows funds generally and uses them for the purpose of obtaining a qualifying asset, that entity shall determine the amount of borrowing costs eligible for capitalization by applying a capitalization rate to the expenditures on that asset. The capitalization rate shall be the weighted average of the borrowing costs applicable to all borrowings of the entity that are outstanding during the period.

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However, an entity shall exclude from this calculation borrowing cost applicable to borrowing made specifically for the purpose of obtaining a qualifying asset until substantially all the activities necessary to prepare that asset for its intended used or sale are complete.

The amount of borrowing costs that an entity capitalizes during a period shall not exceed the amount of borrowing costs it incurred during that period.

The amendments are effective for annual periods beginning on or after January 1, 2019.

PEMEX is in the process of evaluating the impact that these amendments will have on its consolidated financial statements.

The new standards will be effective for periods beginning in 2020.

d)	Amendments to definition of business in IFRS 3

In October 2018, the IASB issued amendments to the definition of a business in IFRS 3. The amendments are intended to assist entities to determine whether a transaction should be accounted for as a business combination or as an assets acquisition.

The amendments:

(a)

mean that, to be considered a business, an acquired set of activities and assets must include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create outputs.

(b)	removed the assessment of whether market participants can replace any missing inputs or processes and continuing to produce outputs.

(c)	add guidance and illustrative examples to assist entities to assess whether a substantial process has been acquired.

(d)	narrowed the definition of business and of outputs by focusing on goods and services provided to customers. The reference to an ability to reduce costs is removed

(e)	introduced an optional concentration test that permits a simplified assessment of whether an acquired set of activities and assets is not a business.

The amendments to IFRS 3 must be applied to transactions that are either a business combination or asset acquisition for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after January 1, 2020. Consequently, entities do not have to revisit such transactions that occurred on prior periods. Earlier application is permitted and must be disclosed.

e)	Definition of material – amendments to IAS 1 Presentation of financial statements (IAS 1) and IAS 8 Accounting policies, changes in accounting estimates and errors (IAS 8).

The IASB observed that the inappropriate application of “materiality” is one of the factors that affects disclosures to financial statements, causing entities to disclose irrelevant information, omit or obscure important information, reducing the usefulness of financial statements. Therefore, in October 2018, the IASB issued amendments to IAS 1 and IAS 8 (the amendments) to align the definition of material across the standards and clarify aspects of definition.

New definition of material

The new definition states that “information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general-purpose financial statements make on the basis of those financial statements, which provide financial information about a specific reporting entity.”

The amendments clarify that materiality will depend on the nature or magnitude of information. An entity will need to assess whether the information, either individually or in combination with other information, is material in the context of the financial statements. A misstatement of information is material if it could reasonably be expected to influence decisions made by the primary users. The amendments clarify that, in assessing whether an information could reasonably be expected to influence decisions of the primary users, an entity must consider the characteristics of those users as well as its own circumstances.

Obscuring information

The information is obscured if it is communicated in a way that would have a similar effect as omitting or misstating the information. The following are examples of circumstances that may result in material information being obscured:

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Material information may be obscured if information regarding a material item, transaction or other event is scattered throughout the financial statements or disclosed using language that is vague or unclear.

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Material information can also be obscured if dissimilar items, transactions or other events are inappropriately aggregated, or conversely, if similar items are inappropriately disaggregated. In addition, the understandability of the financial statements is reduced if material information is hidden because of immaterial information.

Primary users of the financial statements

The current definition refers to ‘users’ but does not specify their characteristics, which can be interpreted to imply that an entity is required to consider all possible users of the financial statements when deciding what information to disclose. Consequently, the IASB decided to refer to primary users in the new definition to help respond to concerns that the term users may be interpreted too widely.

The amendments explain that many existing and potential investors, lenders and other creditors cannot require reporting entities to provide them with information directly and, as such, they rely on general purpose financial statements for much of the financial information they need. Therefore, these groups are the primary users to whom general purpose financial statements are directed.

Effective date and transition

The amendments to IAS 1 and IAS 8 are required to be applied for annual periods beginning on or after January 1, 2020. The amendments must be applied prospectively and earlier application is permitted.